Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share Based Compensation [Abstract]
Schedule of Unvested Restricted Share Units	The following table summarizes our unvested restricted share units:
	Number of shares	Weighted- Average Grant-Date Fair Value
Unvested at December 31, 2021	42,708	$25.3
Granted	1,800	$11.6
Vested	(13,788)	$23.7
Unvested at December 31, 2022	30,720	$25.2
Granted	1,800	$11.1
Vested	(1,800)	$11.6
Unvested at December 31, 2023	30,720	$25.2

Schedule of Share Based Compensation Operating Expenses	The following table summarizes share-based compensation expenses charged to operating expenses:
	For the Years Ended December 31,
	2023	2022	2021
Selling and marketing expenses	$42,300	$61,607	$111,997
General and administrative expenses	93,247	99,170	99,826
Total share-based compensation expenses	$135,547	$160,777	$211,823